INVESTMENTS IN SUBSIDIARIES	12 Months Ended
Dec. 31, 2018
Disclosure of subsidiaries [abstract]
INVESTMENTS IN SUBSIDIARIES
NOTE 5 -        INVESTMENTS IN SUBSIDIARIES

The consolidated financial statements include the financial statements of the following Subsidiaries:

Subsidiary	Location	Jurisdiction of Organization	Company's Ownership Interest
			December 31,
			2 0 1 8	2 0 1 7

Gold Frost Ltd. ("Goldfrost")	Israel	Israel	100.00%	100.00%
W.F.D. (Import, Marketing and Trading) Ltd.	Israel	Israel	99.00%	99.00%
W.Capital Ltd. (Former: B.H.W.F.I Ltd.)	Israel	Israel	100.00%	100.00%